UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       3-31-2004
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             04-21-2004
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 105
                                        -------------------

Form 13F Information Table Value Total: $  106,876
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Exxon Mobil Corporation        COMMON STOCK     91927806       3,401,771        81,793      SOLE          SOLE       SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      3,334,601       102,540      SOLE          SOLE       SOLE
Cisco Systems                  COMMON STOCK     17275R102      2,935,526       124,545      SOLE          SOLE       SOLE
General Electric               COMMON STOCK     369604103      2,828,573        92,679      SOLE          SOLE       SOLE
Procter & Gamble               COMMON STOCK     742718109      2,752,471        26,244      SOLE          SOLE       SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      2,663,626        62,380      SOLE          SOLE       SOLE
Citigroup Inc.                 COMMON STOCK     172967101      2,458,077        47,545      SOLE          SOLE       SOLE
Vodafone ADR                   COMMON STOCK     92857T107      2,149,208        89,925      SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                    2,105,194        60,200      SOLE          SOLE       SOLE
Dell Computer Corp             COMMON STOCK     247025109      2,028,631        60,340      SOLE          SOLE       SOLE
Alcoa Inc.                     COMMON STOCK     13817101       2,025,376        58,385      SOLE          SOLE       SOLE
Pfizer Incorporated            COMMON STOCK     717081103      2,020,358        57,642      SOLE          SOLE       SOLE
Washington Mutual Inc          COMMON STOCK                    1,977,687        46,305      SOLE          SOLE       SOLE
Nokia Corp                     COMMON STOCK     654902204      1,971,784        97,228      SOLE          SOLE       SOLE
United Technologies            COMMON STOCK     913017109      1,967,640        22,800      SOLE          SOLE       SOLE
AmeriGas Partners LP           COMMON STOCK     30975106       1,846,923        61,770      SOLE          SOLE       SOLE
Goldman Sachs Group Inc        COMMON STOCK                    1,833,951        17,575      SOLE          SOLE       SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      1,809,461        55,710      SOLE          SOLE       SOLE
MBNA Corporation               COMMON STOCK     55262L100      1,795,812        64,995      SOLE          SOLE       SOLE
Time Warner Inc.               COMMON STOCK     887317105      1,764,922       104,681      SOLE          SOLE       SOLE
Buckeye Partners LP            COMMON STOCK                    1,714,176        39,680      SOLE          SOLE       SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      1,656,151        68,351      SOLE          SOLE       SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,632,167        65,470      SOLE          SOLE       SOLE
Ebay Inc                       COMMON STOCK                    1,617,342        23,345      SOLE          SOLE       SOLE
Block H & R Incorporated       COMMON STOCK                    1,600,046        31,355      SOLE          SOLE       SOLE
Ingersoll Rand                 COMMON STOCK                    1,505,889        22,260      SOLE          SOLE       SOLE
American Intl Group Inc.       COMMON STOCK     26874107       1,483,723        20,795      SOLE          SOLE       SOLE
Applied Materials Inc          COMMON STOCK     3822105        1,434,549        67,255      SOLE          SOLE       SOLE
Home Depot                     COMMON STOCK     437076102      1,394,425        37,324      SOLE          SOLE       SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,390,946        25,830      SOLE          SOLE       SOLE
Apache Corp                    COMMON STOCK                    1,361,366        31,535      SOLE          SOLE       SOLE
Expeditors Int'l               COMMON STOCK                    1,327,810        33,735      SOLE          SOLE       SOLE
Public Storage Inc.            COMMON STOCK                    1,244,236        25,570      SOLE          SOLE       SOLE
Cardinal Health                COMMON STOCK     14149Y108      1,219,599        17,701      SOLE          SOLE       SOLE
Wells Fargo                    COMMON STOCK     949746101      1,217,555        21,485      SOLE          SOLE       SOLE
U S Bancorp Del                COMMON STOCK                    1,212,038        43,835      SOLE          SOLE       SOLE
WP Carey & Co LLC              COMMON STOCK                    1,209,062        39,065      SOLE          SOLE       SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                    1,158,191        14,985      SOLE          SOLE       SOLE
Walt Disney                    COMMON STOCK     254687106      1,110,855        44,452      SOLE          SOLE       SOLE
Wal Mart Stores Inc.           COMMON STOCK                    1,109,219        18,583      SOLE          SOLE       SOLE
Medtronic Inc.                 COMMON STOCK     585055106      1,082,779        22,676      SOLE          SOLE       SOLE
Intel Corporation              COMMON STOCK     458140100      1,070,048        39,340      SOLE          SOLE       SOLE
Sherwin Williams               COMMON STOCK                    1,047,064        27,246      SOLE          SOLE       SOLE
Anadarko Petroleum             COMMON STOCK     32511107       1,038,756        20,030      SOLE          SOLE       SOLE
Conagra                        COMMON STOCK                      979,027        36,341      SOLE          SOLE       SOLE
Target Corp                    COMMON STOCK     872540109        966,153        21,451      SOLE          SOLE       SOLE
Medsource Technologies         COMMON STOCK                      962,924       162,656      SOLE          SOLE       SOLE
Zimmer Holdings Inc            COMMON STOCK     98956P102        962,239        13,042      SOLE          SOLE       SOLE
Sector SPDR Tech Select        COMMON STOCK                      878,875        43,595      SOLE          SOLE       SOLE
3M Company                     COMMON STOCK     604059105        846,045        10,334      SOLE          SOLE       SOLE
Sysco Corp.                    COMMON STOCK     871829107        835,787        21,403      SOLE          SOLE       SOLE
FPL Group                      COMMON STOCK                      826,266        12,360      SOLE          SOLE       SOLE
Arthur J Gallagher & Co        COMMON STOCK                      821,415        25,220      SOLE          SOLE       SOLE
Omnicom Group Inc              COMMON STOCK     681919106        801,617         9,989      SOLE          SOLE       SOLE
IBM                            COMMON STOCK     459200101        781,742         8,512      SOLE          SOLE       SOLE
Abbott Laboratories            COMMON STOCK     2824100          771,324        18,767      SOLE          SOLE       SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109        760,783        10,232      SOLE          SOLE       SOLE
Xcel Energy Inc                COMMON STOCK                      695,356        39,043      SOLE          SOLE       SOLE
McGraw Hill Cos Inc            COMMON STOCK                      690,209         9,065      SOLE          SOLE       SOLE
Southern Company               COMMON STOCK     842587107        674,965        22,130      SOLE          SOLE       SOLE
Schlumberger Ltd.              COMMON STOCK     8.0686E+10       660,017        10,337      SOLE          SOLE       SOLE
BP PLC                         COMMON STOCK     55622104         659,507        12,881      SOLE          SOLE       SOLE
Mylan Labs Inc.                COMMON STOCK     628530107        656,202        28,869      SOLE          SOLE       SOLE
Verizon Communications         COMMON STOCK     92343V104        618,951        16,939      SOLE          SOLE       SOLE
Keycorp Inc New                COMMON STOCK                      591,018        19,512      SOLE          SOLE       SOLE
Johnson & Johnson              COMMON STOCK     478160104        584,413        11,522      SOLE          SOLE       SOLE
Allstate Corp                  COMMON STOCK     20002101         577,160        12,696      SOLE          SOLE       SOLE
Amgen, Inc.                    COMMON STOCK     31162100         562,020         9,665      SOLE          SOLE       SOLE
UnitedHealth Group             COMMON STOCK     910581107        549,673         8,530      SOLE          SOLE       SOLE
Walgreen Company               COMMON STOCK     931422109        540,215        16,395      SOLE          SOLE       SOLE
Questar Corporation            COMMON STOCK                      534,028        14,655      SOLE          SOLE       SOLE
Hewlett Packard Company        COMMON STOCK     4.2824E+11       506,477        22,175      SOLE          SOLE       SOLE
MBIA Inc.                      COMMON STOCK                      451,754         7,205      SOLE          SOLE       SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        444,044         6,200      SOLE          SOLE       SOLE
General Dynamics Corp          COMMON STOCK                      431,464         4,830      SOLE          SOLE       SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        428,808         8,525      SOLE          SOLE       SOLE
First Data Corporation         COMMON STOCK                      415,613         9,858      SOLE          SOLE       SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102        412,701         9,745      SOLE          SOLE       SOLE
Emerson Electric Company       COMMON STOCK     291011104        396,071         6,610      SOLE          SOLE       SOLE
Lear Corp                      COMMON STOCK                      388,179         6,265      SOLE          SOLE       SOLE
Nabors Industries Ltd          COMMON STOCK                      364,628         7,970      SOLE          SOLE       SOLE
American Express Company       COMMON STOCK     25816109         357,765         6,900      SOLE          SOLE       SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         326,145         6,395      SOLE          SOLE       SOLE
Merck & Co.                    COMMON STOCK     58933107         316,179         7,155      SOLE          SOLE       SOLE
Fiserv Inc                     COMMON STOCK                      305,297         8,535      SOLE          SOLE       SOLE
Auto Data Processing           COMMON STOCK     53015103         296,730         7,065      SOLE          SOLE       SOLE
Stryker Corp                   COMMON STOCK                      294,805         3,330      SOLE          SOLE       SOLE
Sara Lee Corp                  COMMON STOCK     803111103        292,924        13,400      SOLE          SOLE       SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101        292,433         9,406      SOLE          SOLE       SOLE
Biotech Holders TRUST          COMMON STOCK                      284,200         2,000      SOLE          SOLE       SOLE
EOG Resources                  COMMON STOCK     293562104        283,600         6,180      SOLE          SOLE       SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         280,048         7,610      SOLE          SOLE       SOLE
EMC Corp Mass                  COMMON STOCK     268648102        279,590        20,543      SOLE          SOLE       SOLE
Polaris Industries             COMMON STOCK     731068102        253,101         5,570      SOLE          SOLE       SOLE
I Shares Tr DJ US Utils        COMMON STOCK                      239,840         4,000      SOLE          SOLE       SOLE
Liberty Media New Ser A        COMMON STOCK                      238,546        21,785      SOLE          SOLE       SOLE
Donaldson Company Inc          COMMON STOCK                      222,852         8,400      SOLE          SOLE       SOLE
Duke Energy                    COMMON STOCK     264399106        203,739         9,015      SOLE          SOLE       SOLE
Altria Group                   COMMON STOCK                      202,826         3,725      SOLE          SOLE       SOLE
Wilmington Trust Corp          COMMON STOCK     915298103        200,303         5,360      SOLE          SOLE       SOLE
Oracle Corp.                   COMMON STOCK     68389X105        167,760        13,980      SOLE          SOLE       SOLE
Ben Ezra Weinstein New         COMMON STOCK                            5        50,000      SOLE          SOLE       SOLE
Bethlehem Stl                  COMMON STOCK                            0        43,000      SOLE          SOLE       SOLE
Eclipse Corporation            COMMON STOCK                            0       200,000      SOLE          SOLE       SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          SOLE       SOLE